Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expense	$ 147,976	$ 5,369	$ 4,679